SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES DENOMINATED IN VARIOUS CURRENCIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current accrued expenses and other current liabilities	¥ 799	¥ 22,381
Renminbi [Member]
IfrsStatementLineItems [Line Items]
Current accrued expenses and other current liabilities	799	22,381
Us Dollars [Member]
IfrsStatementLineItems [Line Items]
Current accrued expenses and other current liabilities